Other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 3,272
Acquisition of NGED (note 37)		£ 1,763
Intangible assets other than goodwill, ending balance	3,604	3,272
Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714
Intangible assets other than goodwill, ending balance	1,714	1,714
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	698
Intangible assets other than goodwill, ending balance	1,339	698
Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	860
Intangible assets other than goodwill, ending balance	£ 551	860
Gas Business Enablement System
Disclosure of detailed information about intangible assets [line items]
Amortised period (in years)	10 years
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 366
Intangible assets other than goodwill, ending balance	370	366
Intangible assets other than goodwill, in service amount	£ 369	152
UK General Ledger System
Disclosure of detailed information about intangible assets [line items]
Amortised period (in years)	10 years
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 103
Intangible assets other than goodwill, ending balance	87	103
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	4,659	2,806
Exchange adjustments	111	80
Additions	578	528
Disposals	(17)	(7)
Reclassifications	10	(42)
Reclassification to held for sale (note 10)		(469)
Intangible assets other than goodwill, ending balance	5,341	4,659
Gross carrying amount | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714	0
Exchange adjustments	0	0
Additions	0	0
Acquisition of NGED (note 37)		1,714
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	1,714	1,714
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,075	2,120
Exchange adjustments	79	69
Additions	34	15
Acquisition of NGED (note 37)		49
Disposals	(17)	(7)
Reclassifications	895	260
Reclassification to held for sale (note 10)		(431)
Intangible assets other than goodwill, ending balance	3,066	2,075
Gross carrying amount | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	870	686
Exchange adjustments	32	11
Additions	544	513
Acquisition of NGED (note 37)		0
Disposals	0	0
Reclassifications	(885)	(302)
Reclassification to held for sale (note 10)		(38)
Intangible assets other than goodwill, ending balance	561	870
Accumulated depreciation/amortisation
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,387)	(1,363)
Exchange adjustments	(51)	(33)
Amortisation charge for the year	(291)	(297)
Impairment		(10)
Disposals	15	7
Reclassifications	(23)
Reclassification to held for sale (note 10)		309
Intangible assets other than goodwill, ending balance	(1,737)	(1,387)
Accumulated depreciation/amortisation | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Impairment		0
Disposals	0	0
Reclassifications	0
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	0	0
Accumulated depreciation/amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,377)	(1,363)
Exchange adjustments	(51)	(33)
Amortisation charge for the year	(291)	(297)
Impairment		0
Disposals	15	7
Reclassifications	(23)
Reclassification to held for sale (note 10)		309
Intangible assets other than goodwill, ending balance	(1,727)	(1,377)
Accumulated depreciation/amortisation | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(10)	0
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Impairment		(10)
Disposals	0	0
Reclassifications	0
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	£ (10)	£ (10)
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Amortised period (in years)	3 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Amortised period (in years)	10 years